Document and Entity Information	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	Prelude Therapeutics Incorporated
Entity Central Index Key	0001678660
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39527
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-1384762
Entity Address, Address Line One	200 Powder Mill Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	(302)
Local Phone Number	467-1280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PRLD
Security Exchange Name	NASDAQ